F/m Emerald Special Situations ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 13.0%
Consumer Electronics - 3.0%
Arlo Technologies, Inc. (a)	68,893	$ 1,014,105

Consumer Services: Misc. - 1.3%
Matthews International Corp. - Class A	15,607	433,094

Diversified Retailers - 3.9%
Amazon.com, Inc. (a)	4,780	1,298,153

Electronic Entertainment - 2.8%
Take-Two Interactive Software, Inc. (a)	3,803	923,825

Restaurants and Bars - 2.0%
Starbucks Corp.	6,285	661,496
Total Consumer Discretionary		4,330,673

Consumer Staples - 2.0%
Food Products - 2.0%
Freshpet, Inc. (a)	11,290	672,207

Energy - 8.5%
Integrated Oil and Gas - 0.4%
Sable Offshore Corp. (a)	29,969	158,536

Oil Equipment and Services - 6.3%
Solaris Energy Infrastructure, Inc. - Class A	15,246	783,797
TETRA Technologies, Inc. (a)	171,294	1,318,964
		2,102,761
Renewable Energy Equipment - 1.8%
American Superconductor Corp. (a)	20,184	592,804
Total Energy		2,854,101

Financials - 4.6%
Full Line Insurance - 2.7%
Skyward Specialty Insurance Group, Inc. (a)	15,126	906,804

Property and Casualty Insurance - 1.9%
Palomar Holdings, Inc. (a)	4,607	616,370
Total Financials		1,523,174

Health Care - 25.3% (b)
Biotechnology - 12.1%
BillionToOne, Inc. - Class A (a)	2,901	402,079
Biogen, Inc. (a)	3,593	729,199
Guardant Health, Inc. (a)	7,405	1,199,536
Insmed, Inc. (a)	5,414	533,820
Nektar Therapeutics (a)	9,695	685,146
Wave Life Sciences Ltd. (a)	86,380	475,954
		4,025,734
Medical Equipment - 5.2%

LivaNova PLC (a)	13,074	1,047,750
TransMedics Group, Inc. (a)	9,119	697,695
		1,745,445
Pharmaceuticals - 8.0%
Corcept Therapeutics, Inc. (a)	15,679	1,795,089
Travere Therapeutics, Inc. (a)	15,858	886,303
		2,681,392
Total Health Care		8,452,571

Industrials - 20.1%
Aerospace - 1.2%
Boeing Co. (a)	1,811	391,429

Building: Climate Control - 2.1%
Modine Manufacturing Co. (a)	3,537	711,149

Commercial Vehicle-Equipment Leasing - 1.1%
FTAI Aviation Ltd.	1,823	375,538

Construction - 2.6%
Cardinal Infrastructure Group, Inc. - Class A (a)	14,155	876,053

Defense - 7.2%
AeroVironment, Inc. (a)	5,107	762,832
BWX Technologies, Inc.	2,813	474,553
Kratos Defense & Security Solutions, Inc. (a)	11,581	539,675
Mercury Systems, Inc. (a)	6,339	615,517
		2,392,577
Engineering and Contracting Services - 2.0%
MasTec, Inc. (a)	2,507	659,592

Machinery: Specialty - 1.2%
Bloom Energy Corp. - Class A (a)	1,865	383,836

Professional Business Support Services - 2.7%
Fair Isaac Corp. (a)	539	605,281
TSS, Inc. (a)	30,206	299,643
		904,924
Total Industrials		6,695,098

Technology - 19.1%
Computer Hardware - 1.6%
Everpure, Inc. - Class A (a)	6,850	528,615

Production Technology Equipment - 1.3%
Axcelis Technologies, Inc. (a)	3,443	448,898

Semiconductors - 10.9%
Broadcom, Inc.	1,777	691,750
Credo Technology Group Holding Ltd. (a)	4,904	1,015,079
indie Semiconductor, Inc. - Class A (a)	119,788	386,915
nLight, Inc. (a)	11,336	779,917
NVIDIA Corp.	2,455	492,841
Pixelworks, Inc. (a)	43,059	258,785
		3,625,287
Software - 5.3%

Commvault Systems, Inc. (a)	6,551		771,708
MongoDB, Inc. - Class A (a)	1,687		569,329
Unity Software, Inc. (a)	14,082		446,540
			1,787,577
Total Technology			6,390,377

Telecommunications - 2.4%
Telecommunications Equipment - 2.4%
InterDigital, Inc.	2,618		798,032

Utilities - 3.1%
Gas Distribution - 3.1%
Excelerate Energy, Inc. - Class A	26,257		1,031,112
TOTAL COMMON STOCKS (Cost $28,165,901)			32,747,345

EXCHANGE TRADED FUNDS - 1.9%	Shares		Value
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	12,569		627,947
TOTAL EXCHANGE TRADED FUNDS (Cost $625,089)			627,947

TOTAL INVESTMENTS - 100.0% (Cost $28,790,990)			33,375,292
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00021)	(6,972)
TOTAL NET ASSETS - 100.0%			$ 33,368,320

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

F/m Emerald Special Situations ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 32,747,345	$ –	$ –	$ 32,747,345
Exchange Traded Funds	627,947	–	–	627,947
Total Investments	$ 33,375,292	$ –	$ –	$ 33,375,292

Refer to the Schedule of Investments for further disaggregation of investment categories.